Revised Financial Statements - Condensed Consolidated Statement of Operations and Comprehensive Loss (Details)		3 Months Ended					6 Months Ended				9 Months Ended	12 Months Ended
	Oct. 23, 2025	Jun. 30, 2025 USD ($) $ / shares		Jun. 30, 2024 USD ($) $ / shares		Mar. 31, 2024 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares		Jun. 30, 2024 USD ($) $ / shares		Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in fair value of earnout liability		$ 210,000		$ 310,000		$ 2,610,000	$ 160,000		$ 2,920,000		$ 2,970,000	$ 3,230,000		$ 0
Net loss and comprehensive loss		(4,001,515)		(1,248,874)		$ (628,590)	(15,137,515)		(1,877,464)		(5,496,958)	(8,984,880)		(6,098,951)
Net loss and comprehensive loss attributable to common stockholders		$ (4,001,515)		$ (6,434,376)			$ (15,137,515)		$ (7,062,966)		$ (10,682,460)	$ (14,170,382)		$ (6,098,951)
Net loss per share, basic (in dollars per share) | $ / shares		$ (0.42)	[1]	$ (0.90)	[1]	$ (0.14)	$ (1.63)	[1]	$ (1.22)	[1]	$ (1.72)	$ (2.13)	[2],[3]	$ (1.92)	[2],[3]
Net loss per share, diluted (in dollars per share) | $ / shares				$ (0.90)	[1]	$ (0.14)	$ (1.63)	[1]	$ (1.22)	[1]	$ (1.72)	$ (2.13)	[2],[3]	$ (1.92)	[2],[3]
Subsequent Event
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders' equity note, stock split, conversion ratio	3
As Filed
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in fair value of earnout liability						$ (1,060,000)			$ (750,000)		$ (700,000)
Net loss and comprehensive loss						$ (4,298,590)			(5,547,464)		(9,166,958)
Net loss and comprehensive loss attributable to common stockholders									$ (10,732,966)		$ (14,352,460)
Net loss per share, basic (in dollars per share) | $ / shares						$ (0.98)			$ (1.86)		$ (2.31)
Net loss per share, diluted (in dollars per share) | $ / shares						$ (0.98)			$ (1.86)		$ (2.31)
Adjustments
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in fair value of earnout liability						$ 3,670,000			$ 3,670,000		$ 3,670,000
Net loss and comprehensive loss						$ 3,670,000			3,670,000		3,670,000
Net loss and comprehensive loss attributable to common stockholders									$ 3,670,000		$ 3,670,000
Net loss per share, basic (in dollars per share) | $ / shares						$ 0.84			$ 0.64		$ 0.59
Net loss per share, diluted (in dollars per share) | $ / shares						$ 0.84			$ 0.64		$ 0.59

[1]	Amounts and per share amounts for the three and six months ended June 30, 2025 and 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts and per share amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[3]	Amounts for the year ended December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).